May 2, 2023	Renee E. Laws T + 617 235-4975 Renee.Laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I (the “Trust”) (File Nos. 333-48456; 811-10183)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust that the form of Prospectus for each series of the Trust, except for the form of Prospectus relating to each of AB Global Dynamic Allocation Portfolio, AB International Bond Portfolio and MetLife Multi-Index Target Risk Portfolio, and the form of Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 103 to the Trust’s Registration Statement on Form N-1A (“Amendment No. 103”), as filed electronically with the Securities and Exchange Commission on April 27, 2023. Amendment No. 103 became effective on May 1, 2023. On or about the date hereof, the Trust intends to file a form of Prospectus pursuant to Rule 497(c) under the 1933 Act relating to each of AB Global Dynamic Allocation Portfolio, AB International Bond Portfolio and MetLife Multi-Index Target Risk Portfolio.

Any questions with respect to this filing may be directed to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:

Michele Abate, Esq.

Logan Dalton, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.